Retirement Benefit Plans (Breakdown of amounts in accumulated other comprehensive income expected to be amortized into net periodic benefit cost) (Details) (New) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Retirement Plans [Member]
Prior service cost/(credit)	$ 0
Net actuarial loss/(gain)	2.1
Total	2.1
Medical Plan [Member]
Prior service cost/(credit)	(2.0)
Net actuarial loss/(gain)	0.3
Total	$ (1.7)